Trade Payables	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Trade Payables	12. Trade payables As of December 31, 2020, trade payables amounted to EUR 1,623 thousand (previous year: EUR 4,196 thousand).